POST-EMPLOYMENT BENEFITS - Benefit Obligation and Plan Assets by Geographic Location (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 38	$ 46
Defined benefit pension plan | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	30	39
Defined benefit pension plan | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1	1
Defined benefit pension plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	7	6
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	164	162	$ 165
Defined benefit pension plan | Defined benefit obligation | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	140	140
Defined benefit pension plan | Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4	4
Defined benefit pension plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	20	18
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(126)	(116)	(108)
Defined benefit pension plan | Fair value of plan assets | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(110)	(101)
Defined benefit pension plan | Fair value of plan assets | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(3)	(3)
Defined benefit pension plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(13)	(12)
Post-retirement plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	28	29
Post-retirement plan | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	9	11
Post-retirement plan | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	13	14
Post-retirement plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	6	4
Post-retirement plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	28	29	30
Post-retirement plan | Defined benefit obligation | United States
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	9	11
Post-retirement plan | Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	13	14
Post-retirement plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	6	4
Post-retirement plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 0	$ 0	$ 0